SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued professional fees	$ 6,231,205	$ 245,751
Accrued compensation and related expenses	1,137,944	1,146,435
Due to related party	373,450	178,723
Accrued other	30,790	66,139
Accrued expenses	$ 7,773,389	$ 1,637,048